Acquisition (Details Textual)			12 Months Ended
	Dec. 03, 2017 USD ($) $ / shares shares	Dec. 03, 2017 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018 ₪ / shares	Dec. 03, 2017 ₪ / shares
Acquisition (Textual)
Dividend yield			0.00%
Expected volatility			60.00%
Expected life (in years)				7 years	2 years 11 months 23 days
Percentage of ownership shareholders	75.00%	75.00%
Warrant [Member]
Acquisition (Textual)
Acquisition related costs total | $	$ 75,000	$ 75,000
Warrants granted | shares	675,926	117,209
Exchange rate of warrants | $ / shares			$ 1.00
Exercise price | $ / shares	$ 0.002	$ 0.002
Warrants liabilities | $			$ 53,725
Warrant [Member] | NIS [Member]
Acquisition (Textual)
Exchange rate of warrants | ₪ / shares						₪ 3.748
Exercise price | ₪ / shares							₪ 0.01
Warrant [Member] | General and Administrative Expense [Member]
Acquisition (Textual)
Acquisition related costs total | $	$ 675,926	$ 675,926
Digiflex Inc [Member]
Acquisition (Textual)
Businenes acquisition, description	In addition, as part of the purchase agreement, Digiflex former shareholders' also invested $200 thousand in Digiflex prior to the transaction to satisfy some of its liabilities.
Percentage of acquisition two wholly-owned subsidiaries	100.00%	100.00%
Digiflex Former Shareholders And Option Holders [Member]
Acquisition (Textual)
Acquisition of issuing ordinary shares | shares	6,560,471
Acquisition of share of fully vested options | shares	198,788	198,788
Percentage of ownership shareholders	25.00%	25.00%